Accounts and Transactions with Related Parties - Summary of Key Management Personnel Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 4,969	$ 6,104	$ 5,133
Post-employment pension	95	117	99
Share-based payments	3,246	5,092	5,524
Total	$ 8,310	$ 11,313	$ 10,756